Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (9,201)
Less: impairment	(12,416)
Total property and equipment, net	90,926	24,278
Miners [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 112,543	$ 24,278